NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2017
Notes Payable Tables
Notes payable
	September 30, 2017	December 31, 2016
2018 Kenworth	$75,737	$-
2017 Versatile 450 I	160,329	-
2107 Versatile 450 II	160,329	-
	396,395	-
Current Portion	72,587	-
Total Non-Current	$323,808	$-

Schedule of annual minimum future lease payments
Amount
For the year ending December 31,
2017 (remainder of the year)	$17,842
2018	73,407
2019	76,779
2020	80,307
2021	83,996
2022	64,064
Total payments	395,395
Less current portion of principal payments	72,587
Long-term portion of principal payments	$323,808